SHARE-BASED COMPENSATION - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2011 Year Entity	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum	Dec. 31, 2009 Maximum	Dec. 31, 2011 Incentive Plan 2009	Dec. 31, 2011 Incentive Plan 2009 Maximum	Dec. 31, 2011 Incentive Plan 2007	Dec. 31, 2011 Incentive Plan 2007 Maximum	Dec. 31, 2011 Incentive Plan 1997	Dec. 31, 2011 Stock Option Year	Dec. 31, 2011 Stock Option Maximum	Dec. 31, 2011 Common Stock Year	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2010 Common Stock Maximum	Dec. 31, 2009 Common Stock Maximum	Mar. 31, 2010 Performance Based Units	Dec. 31, 2011 Performance Based Units Year	Dec. 31, 2011 Performance Based Units Scenario 1	Dec. 31, 2011 Performance Based Units Scenario 2	Dec. 31, 2011 Performance Based Units Scenario 3	Dec. 31, 2011 Phantom Share Plan Year	Dec. 31, 2010 Phantom Share Plan	Dec. 31, 2009 Phantom Share Plan	Dec. 31, 2011 Phantom Share Plan Current Liabilities	Dec. 31, 2011 Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive Plan, date approved by stockholders						Jun. 04, 2009		Dec. 06, 2007		Jan. 13, 1998
Incentive Plan expiration date						2019-06-04		2017-12-06		2007-11-17
Common stock available for grant, shares							4,000,000		4,000,000	3,700,000
Options granted to participants to purchase common stock and/or stock appreciation rights during any one year period	0	0	15,000				500,000
Shares available for grant under Incentive Plan						1,100,000		300,000
Total fair value of stock options granted					$ 100,000								$ 18,400,000	$ 17,900,000	$ 8,800,000
Total fair value of stock options vested				100,000
Vesting term																							4 years
Fair value of outstanding performance units issued																			2,800,000
Recognized pre-tax compensation expense												100,000	15,600,000	10,600,000	6,000,000	100,000	100,000						300,000	1,100,000	1,900,000
Recognized tax benefits related to compensation expense												100,000	6,000,000	4,100,000	2,000,000	100,000	100,000						100,000	400,000	700,000
Compensation expense expected to be recognized												100,000	13,400,000						200,000				100,000
Compensation expense expected to be recognized, weighted average remaining vesting period											0.9		0.8						0.2				0.4
Cash payments related to Phantom Shares																							700,000
Weighted average remaining contractual term for stock option awards exercisable	4.8
Intrinsic value of options exercised	3,000,000	4,000,000	1,900,000
Cash received from exercise of options	8,000,000	4,100,000	1,306,000
Cash received from exercise of options, recognition of associated tax benefits	900,000
Number of companies in peer group other than Key	5
Performance units issued																		600,000									587,000
Vesting term																											10 years
Unexercised equity awards																											400,000
Performance units that will vest percentage																				100.00%	50.00%	0.00%
Aggregate fair value of the Phantom Shares																										$ 600,000